Principal Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Segment shares	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Nov. 08, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Impairment of intangible assets	¥ 0
Selling expenses	2,353,000		¥ 6,465,000	¥ 129,000
Branding and marketing expenses	519,719,000		350,669,000	165,085,000
Capital lease obligations	0		0	0
Income tax expenses due to uncertain tax position	¥ 0		41,100,000	0
Minimum required percentage of annual after-tax profit, general reserve	10.00%	10.00%
Required reserve, percentage of respective registered capital	50.00%	50.00%
Dividends	¥ 0		0	0
Disclosure on geographic areas, long-lived assets	The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets.	The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets.
Number of operating segments | Segment	1	1
Number of reportable segments | Segment	1	1
Impairment of long lived assets	¥ 6,857,000	$ 985
Number of shares repurchased | shares	591,200	591,200
Stock Repurchased During Period, Value	¥ 10,730,000	$ 1,541
Operating lease asset	155,525,000				$ 22,340		¥ 160,000
Operating lease, liability	154,133,000						¥ 160,000
Stock Repurchase Program, Authorized Amount | $						$ 20,000
Working Capital	(467,645,000)
Net loss	(574,781,000)	(82,563)	(488,066,000)	(242,760,000)
Accumulated deficit	(1,511,649,000)		(936,868,000)		(217,135)
Cash flows used in operating activities	(148,164,000)	$ (21,284)	(112,942,000)	(60,120,000)
Total shareholders' equity (deficit)	(324,805,000)		218,894,000	¥ (447,987,000)	(46,655)			¥ (166,039,000)
Cash and cash equivalents	281,166,000		344,722,000		40,387
Short-term investment	269,643,000		¥ 403,107,000		$ 38,732
Leasehold Improvements Rental Office Space [Member] | General and Administrative Expenses [Member]
Impairment of long lived assets	¥ 6,857,000
Minimum [Member]
Time deposit maturity	3 months	3 months
Intangible assets useful life	2 years	2 years
Maximum [Member]
Time deposit maturity	1 year	1 year
Intangible assets useful life	5 years	5 years
Weighted Average [Member]
Share Price | $ / shares					$ 2.61
China, Yuan Renminbi [Member]
Foreign currency translation exchange rate	6.9762		6.8632		6.9762
China, Yuan Renminbi [Member] | The City of New York [Member]
Foreign currency translation exchange rate	6.9618				6.9618